Properties (Detail) $ in Millions	3 Months Ended	9 Months Ended
	Dec. 02, 2017 USD ($) Store Property	Dec. 02, 2017 USD ($)	Dec. 03, 2016 USD ($)
Number of properties sold and leaseback | Property	71
Aggregate purchase price, exclusive of closing costs	$ 705.0
Lease term of sale-leaseback	20 years
Renewal lease term options for sale leaseback transaction	5 years
Annual rental payment	$ 48.0
Annual rental payment increase period one	1 year
Annual rental payment increase period two	5 years
Sale leaseback transaction, number of qualifying stores | Store	61
Gross deferred gain on sale leaseback	$ 254.6	$ 254.6
Sale leaseback transaction, number of stores not qualifying | Store	10
Financing liability	$ 95.7	95.7
Impairment of store asset		64.8	$ 39.3
Loss on leases related to stores closure		15.8	$ 2.4
Other asset impairment charges		$ 12.8